Share-based payments - Movements in option and award plans (Details)	12 Months Ended
	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares
Deferred Share Value Plan / Share Value Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year/acquisition date, Number of options	331,491,000	274,469,000
Granted in the year, number of options	232,379,000	219,392,000
Exercised/released in the year, number of options	(132,376,000)	(145,324,000)
Less: forfeited in the year, number of options	(14,553,000)	(17,046,000)
Less: expired in the year, number of options	0	0
Outstanding at end of year, Number of options	416,941,000	331,491,000
Of which exercisable, number of options	0	0
Outstanding at beginning of year/acquisition date, Weighted average | £ / shares	£ 1.6
Outstanding at end of year, Weighted average exercise price | £ / shares	£ 1.24	£ 1.6
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year/acquisition date, Number of options	232,259,000	217,952,000
Granted in the year, number of options	365,166,000	215,694,000
Exercised/released in the year, number of options	(123,042,000)	(151,827,000)
Less: forfeited in the year, number of options	(105,068,000)	(42,331,000)
Less: expired in the year, number of options	(13,282,000)	(7,229,000)
Outstanding at end of year, Number of options	356,033,000	232,259,000
Of which exercisable, number of options	30,833,000	32,376,000
Sharesave
Disclosure of terms and conditions of share-based payment arrangement [line items]
Of which exercisable, number of options	11,677,049
Outstanding at beginning of year/acquisition date, Weighted average | £ / shares	£ 1.29	£ 1.41
Granted in the year, weighted average exercise price | £ / shares	0.84	1.19
Exercised/released in the year, weighted average exercise price | £ / shares	1.22	1.21
Less: forfeited in the year, weighted average exercise price | £ / shares	1.24	1.51
Less: expired in the year, weighted average exercise price | £ / shares	1.35	2.08
Outstanding at end of year, Weighted average exercise price | £ / shares	0.96	1.29
Of which exercisable, weighted average exercise price | £ / shares	£ 1.66	£ 1.32